Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Number of Common Shares
Number of common shares

	2024	2023
Common shares, beginning of year	689,271,039	683,614,803
Settlement of Purchase contracts (a(ii))	76,909,700	—
Dividend reinvestment plan (a(i))	—	4,370,289
Exercise of share-based awards (b)	1,162,653	1,284,532
Conversion of convertible debentures	471	1,415
Common shares, end of year	767,343,863	689,271,039

Schedule of Share-based Compensation Expense
For the year ended December 31, 2024, AQN recorded $18,388 (2023 - $10,508) in total share-based compensation expense as follows:

	2024	2023
Share options	$658	$1,325
Director deferred share units	1,127	949
Employee share purchase	639	897
Performance and restricted share units	15,964	7,337
Total share-based compensation	$18,388	$10,508

Schedule of Fair Value of Share Options Granted	The following assumptions were used to determine the fair value of share options granted in 2023:

2023
Risk-free interest rate	3.4%
Expected volatility	26.8%
Expected dividend paid	8.6%
Expected life	5.5 years
Weighted average grant date fair value per option	$1.04

Schedule of Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)
Balance, January 1, 2023	2,626,780	C$	16.02	5.63
Granted	1,368,744	10.76		7.24
Exercised	—	—		—
Forfeited	(1,327,799)	16.55		—
Balance, December 31, 2023	2,667,725	C$	14.71	5.18
Granted	—	—		—
Exercised	—	—		—
Forfeited	(622,646)	15.12		—
Balance, December 31, 2024	$2,045,079	C$	14.93	3.95
Exercisable, December 31, 2024	$1,873,957	C$	15.34	3.73

Schedule of Performance Stock Units
A summary of the PSUs and RSUs is as follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2023	2,109,710	C$	18.38	1.76	C$	18,608
Granted, including dividends	2,841,967	10.98		2.02	25,329
Exercised	(922,883)	18.73		—	10,125
Forfeited	(451,047)	15.07		—	3,771
Balance, December 31, 2023	3,577,747	C$	18.38	1.76	C$	29,777
Granted, including dividends	2,863,298	7.24		2.04	20,025
Exercised	(416,659)	16.66		—	3,421
Forfeited	(833,416)	11.91		—	5,317
Balance, December 31, 2024	5,190,970	C$	18.38	1.43	C$	33,118
Exercisable, December 31, 2024	889,318	C$	18.51	—	C$	5,674

Schedule of Shares Issued and Outstanding
The Company has the following Cumulative Rate Reset Preferred Shares, Series A (the "Series A Shares") and Cumulative Rate Reset Preferred Shares, Series D (the "Series D Shares") issued and outstanding as of December 31, 2024 and 2023:

	Number of shares	Price per share	Carrying amount C$		Carrying amount $
Series A Shares	4,800,000	C$25.00	C$	116,546	$100,463
Series D Shares	4,000,000	C$25.00	C$	97,259	$83,836
					$184,299